Revenue (Details 1) - Southland Holdings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gross profit	$ 140,934	$ 114,188	$ 93,400
Segment revenue, percentage	12.10%	8.90%	8.80%
Civil [Member]
Gross profit	$ 45,464	$ 40,913	$ 58,314
Segment revenue, percentage	14.90%	10.40%	15.80%
Transportation [Member]
Gross profit	$ 95,470	$ 73,275	$ 35,086
Segment revenue, percentage	11.20%	8.30%	5.10%